Average Annual Total Returns	Prospectus #8 Delaware Ivy Small Cap Core Fund Russell 2500 Index 1 year	Prospectus #8 Delaware Ivy Small Cap Core Fund Russell 2500 Index 5 Years	Prospectus #8 Delaware Ivy Small Cap Core Fund Russell 2500 Index 10 Years	Prospectus #11 Delaware Ivy Global Equity Income Fund MSCI World Index (net) 1 year	Prospectus #11 Delaware Ivy Global Equity Income Fund MSCI World Index (net) 5 Years	Prospectus #11 Delaware Ivy Global Equity Income Fund MSCI World Index (net) 10 Years	Prospectus #12 Delaware Ivy International Small Cap Fund MSCI ACWI ex USA Small Cap Index (net) 1 year	Prospectus #12 Delaware Ivy International Small Cap Fund MSCI ACWI ex USA Small Cap Index (net) Life of Class	Prospectus #12 Delaware Ivy International Small Cap Fund MSCI ACWI ex USA Small Cap Index (gross) 1 year	Prospectus #12 Delaware Ivy International Small Cap Fund MSCI ACWI ex USA Small Cap Index (gross) Life of Class	Prospectus #13 Delaware Ivy Global Growth Fund MSCI All Country World Index (net) 1 year	Prospectus #13 Delaware Ivy Global Growth Fund MSCI All Country World Index (net) 5 Years	Prospectus #13 Delaware Ivy Global Growth Fund MSCI All Country World Index (net) 10 Years	Prospectus #13 Delaware Ivy Global Growth Fund MSCI All Country World Index (gross) 1 year	Prospectus #13 Delaware Ivy Global Growth Fund MSCI All Country World Index (gross) 5 Years	Prospectus #13 Delaware Ivy Global Growth Fund MSCI All Country World Index (gross) 10 Years	Prospectus #14 Delaware Ivy International Core Equity Fund MSCI ACWI (All Country World Index) 1 year	Prospectus #14 Delaware Ivy International Core Equity Fund MSCI ACWI (All Country World Index) 5 Years	Prospectus #14 Delaware Ivy International Core Equity Fund MSCI ACWI (All Country World Index) 10 Years	Prospectus #14 Delaware Ivy International Core Equity Fund MSCI ACWI (All Country World Index) ex USA Index (gross) 1 year	Prospectus #14 Delaware Ivy International Core Equity Fund MSCI ACWI (All Country World Index) ex USA Index (gross) 5 Years	Prospectus #14 Delaware Ivy International Core Equity Fund MSCI ACWI (All Country World Index) ex USA Index (gross) 10 Years	Prospectus #20 Delaware Ivy Corporate Bond Fund Bloomberg US Corporate Investment Grade Index 1 year	Prospectus #20 Delaware Ivy Corporate Bond Fund Bloomberg US Corporate Investment Grade Index 5 Years	Prospectus #20 Delaware Ivy Corporate Bond Fund Bloomberg US Corporate Investment Grade Index 10 Years	Prospectus #21 Delaware Ivy High Income Fund ICE BofA US High Yield Constrained Index 1 year	Prospectus #21 Delaware Ivy High Income Fund ICE BofA US High Yield Constrained Index 5 Years	Prospectus #21 Delaware Ivy High Income Fund ICE BofA US High Yield Constrained Index 10 Years	Prospectus #22 Delaware Ivy PineBridge High Yield Fund ICE BofA US High Yield Constrained Index 1 year	Prospectus #22 Delaware Ivy PineBridge High Yield Fund ICE BofA US High Yield Constrained Index Life of Class	Prospectus #25 Delaware Ivy Apollo Strategic Income Fund Bloomberg US Aggregate Index 1 year	Prospectus #25 Delaware Ivy Apollo Strategic Income Fund Bloomberg US Aggregate Index 5 Years	Prospectus #25 Delaware Ivy Apollo Strategic Income Fund Bloomberg US Aggregate Index 10 Years	Prospectus #28 Delaware Ivy Municipal High Income Fund Bloomberg Municipal Bond Index 1 year	Prospectus #28 Delaware Ivy Municipal High Income Fund Bloomberg Municipal Bond Index 5 Years	Prospectus #28 Delaware Ivy Municipal High Income Fund Bloomberg Municipal Bond Index 10 Years	Prospectus #29 Delaware Ivy California Municipal High Income Fund Bloomberg Barclays Municipal Bond Index 1 year	Prospectus #29 Delaware Ivy California Municipal High Income Fund Bloomberg Barclays Municipal Bond Index Life of Class
Total	19.99%	13.64%	11.97%	15.90%	12.19%	9.87%	14.24%	10.44%	14.67%	10.87%	16.25%	12.26%	9.13%	16.82%	12.86%	9.71%	10.65%	8.93%	4.92%	11.13%	9.44%	5.40%	9.89%	6.74%	5.63%	6.07%	8.42%	6.61%	6.07%	5.75%	7.51%	4.44%	3.84%	5.21%	3.91%	4.63%	5.21%	3.65%